Interests in Jointly- Controlled Entities - Particulars of Jointly-Controlled Entities (Detail)	12 Months Ended
Mar. 31, 2013
Lite Array Holdings Limited [Member] | British Virgin Islands [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest attributable to the Company	30.00%
Principal activities	Investment holding
Dongguan Litewell (OLED) Technology Limited [Member] | PRC [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest attributable to the Company	30.00%
Principal activities	Research and development of OLED equipment
Litewell Technology (HK) Limited [Member] | Hong Kong [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest attributable to the Company	30.00%
Principal activities	Design and trading of OLED production equipment and trading of OLED products and corresponding materials